SCHEDULE OF WARRANTS OUTSTANDING (Details)	12 Months Ended
	Jan. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	2,453,473
May 17, 2021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	1,283,222	[1]
Grant date	May 17, 2021
Warrants exercise price and expiry date description	$0.60 expiring on May 17, 2024, as extended on May 2, 2022
May 16, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	1,102,888	[1]
Grant date	May 16, 2022
Warrants exercise price and expiry date description	$1.80 expiring on May 16, 2024
May 16, 2022 One [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercisable	67,363	[1]
Grant date	May 16, 2022
Warrants exercise price and expiry date description	$1.80 expiring on May 16, 2024

[1]	These warrants expired unexercised subsequent to January 31, 2024.